CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares designated	9,441,000	9,441,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	7,306,663	7,156,876
Common stock, shares outstanding	7,305,339	7,155,552
Treasury stock, common shares	1,324	1,324
Convertible Series A Preferred Stock [Member]
Preferred stock, par value	$ 10	$ 10
Preferred stock, shares designated	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 6.30	$ 6.30
Convertible Series B Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares designated	15,000	15,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 7	$ 7
Convertible Series C Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares designated	5,000	5,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 5.50	$ 5.50
Convertible Series D Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares designated	4,000	4,000
Preferred stock, shares issued	1,299	1,299
Preferred stock, shares outstanding	1,299	1,299
Preferred stock, conversion price per share	$ 3	$ 3
Convertible Series E Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares designated	30,000	30,000
Preferred stock, shares issued	11,500	0
Preferred stock, shares outstanding	11,500	0
Preferred stock, conversion price per share	$ 3	$ 3
Convertible Series F Preferred Stock [Member]
Preferred stock, par value	$ 1,000	$ 1,000
Preferred stock, shares designated	5,000	5,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, conversion price per share	$ 6.20	$ 6.20